Segment and Geographic information (Tables)	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Segment Reporting Information [Line Items]
Schedule of sales to unaffiliated customers and plant and equipment and right-of-use assets
Sales to unaffiliated customers:

	Year ended December 31, 2023	Year ended December 31, 2022
United States	$608,429	$6,238,950
Canada	—	573,496
Total	$608,429	$6,812,446
Plant and equipment and right-of-use assets:

	Year ended December 31, 2023	Year ended December 31, 2022
United States	$18,318,055	$23,113,904
Canada	106,822	2,366,861
Other foreign countries	2,234	2,989
Total	$18,427,111	$25,483,754